UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Unconstrained Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 53.6%
Consumer Discretionary 7.1%
AMC Entertainment, Inc., 8.75%, 6/1/2019		590,000	638,675
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	106,400
AmeriGas Finance LLC:
6.75%, 5/20/2020		430,000	456,875
7.0%, 5/20/2022		430,000	457,950
APX Group, Inc., 144A, 6.375%, 12/1/2019		235,000	229,125
Arcelik AS, 144A, 5.0%, 4/3/2023 (b)		1,000,000	885,000
Asbury Automotive Group, Inc.:
8.375%, 11/15/2020		465,000	518,475
144A, 8.375%, 11/15/2020		65,000	72,475
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	961,562
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	432,437
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		250,000	246,250
8.25%, 1/15/2019		555,000	606,337
BC Mountain LLC, 144A, 7.0%, 2/1/2021		245,000	254,800
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	406,175
Boyd Gaming Corp., 9.0%, 7/1/2020		195,000	208,650
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		570,000	535,207
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		65,000	73,450
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		850,000	791,562
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		315,000	294,525
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	233,156
CCO Holdings LLC:
6.5%, 4/30/2021		825,000	847,687
6.625%, 1/31/2022		465,000	475,462
7.0%, 1/15/2019		125,000	132,500
7.25%, 10/30/2017		520,000	552,500
7.375%, 6/1/2020		55,000	59,263
8.125%, 4/30/2020		145,000	157,688
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		250,000	254,063
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		305,000	292,800
144A, 6.375%, 9/15/2020		1,300,000	1,342,250
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		150,000	148,500
Clear Channel Communications, Inc., 11.25%, 3/1/2021 (b)		355,000	378,962
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	305,325
Series B, 6.5%, 11/15/2022		415,000	433,675
Series A, 7.625%, 3/15/2020		115,000	120,175
Series B, 7.625%, 3/15/2020		1,810,000	1,909,550
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,688
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,900,000	2,052,000
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		630,000	575,636
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	363,187
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	412,087
Dana Holding Corp., 5.375%, 9/15/2021 (c)		310,000	310,775
Delphi Corp., 5.0%, 2/15/2023		350,000	364,000
DISH DBS Corp.:
5.0%, 3/15/2023 (b)		465,000	435,937
6.625%, 10/1/2014		335,000	350,913
6.75%, 6/1/2021		470,000	498,200
7.125%, 2/1/2016		620,000	678,900
7.875%, 9/1/2019		45,000	51,188
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		270,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		435,000	424,125
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	24,000,000	1,593,734
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	486,200
Hertz Corp.:
144A, 4.25%, 4/1/2018		225,000	224,156
6.75%, 4/15/2019		315,000	339,413
7.5%, 10/15/2018		905,000	984,187
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		190,000	197,600
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		550,000	572,000
L Brands, Inc., 7.0%, 5/1/2020		120,000	133,950
Lear Corp., 8.125%, 3/15/2020		176,000	194,040
Libbey Glass, Inc., 6.875%, 5/15/2020		121,000	129,470
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	621,760
LKQ Corp., 144A, 4.75%, 5/15/2023		360,000	345,150
Mattel, Inc., 5.45%, 11/1/2041		836,600	849,174
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		190,000	194,750
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	433,225
Mediacom LLC:
7.25%, 2/15/2022		115,000	122,475
9.125%, 8/15/2019		245,000	268,275
MGM Resorts International:
6.625%, 12/15/2021 (b)		1,595,000	1,682,725
6.75%, 10/1/2020 (b)		185,000	196,794
7.625%, 1/15/2017		585,000	658,125
8.625%, 2/1/2019 (b)		905,000	1,048,669
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		250,000	251,250
National CineMedia LLC:
6.0%, 4/15/2022		225,000	235,125
7.875%, 7/15/2021		275,000	299,750
Norcraft Companies LP, 10.5%, 12/15/2015		555,000	577,200
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	449,350
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		500,000	512,500
PNK Finance Corp., 144A, 6.375%, 8/1/2021 (c)		310,000	312,325
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	215,050
Regal Entertainment Group, 9.125%, 8/15/2018		112,000	123,760
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		360,000	343,800
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	366,825
SACI Falabella, 144A, 3.75%, 4/30/2023		1,300,000	1,184,009
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		765,000	853,931
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	149,250
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	297,850
144A, 7.804%, 10/1/2020		320,000	340,800
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	259,700
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,031,662
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		365,000	365,000
Starz LLC, 5.0%, 9/15/2019		210,000	211,575
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		325,000	312,813
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		54,000	56,160
UCI International, Inc., 8.625%, 2/15/2019		130,000	133,250
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,080,000	1,050,300
144A, 7.5%, 3/15/2019		445,000	480,600
144A, 7.5%, 3/15/2019	EUR	165,000	237,242
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	505,000	749,900
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,050
144A, 7.875%, 11/1/2020		135,000	148,163
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	535,000	782,911
Videotron Ltd., 9.125%, 4/15/2018		105,000	110,250
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	237,038
Visteon Corp., 6.75%, 4/15/2019		193,000	206,028
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	381,600

			46,968,011
Consumer Staples 4.3%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,500,000	1,588,500
Ajecorp BV, 144A, 6.5%, 5/14/2022		850,000	869,125
Alicorp SAA, 144A, 3.875%, 3/20/2023		1,750,000	1,610,000
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	152,250
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,283,001
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		2,000,000	1,710,000
B&G Foods, Inc., 4.625%, 6/1/2021		2,305,000	2,227,206
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		230,000	236,900
BRF SA, 144A, 3.95%, 5/22/2023		1,000,000	860,000
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		235,000	249,688
ConAgra Foods, Inc., 3.25%, 9/15/2022		305,000	294,612
Constellation Brands, Inc.:
3.75%, 5/1/2021		300,000	280,500
6.0%, 5/1/2022		100,000	108,000
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		2,600,000	2,821,000
Del Monte Corp., 7.625%, 2/15/2019 (b)		450,000	470,250
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,333,297
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	831,250
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,025,000	1,086,500
MHP SA, 144A, 8.25%, 4/2/2020		1,650,000	1,513,875
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,228,500
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		1,500,000	1,395,000
NBTY, Inc., 9.0%, 10/1/2018		140,000	155,050
Pilgrim's Pride Corp., 7.875%, 12/15/2018		355,000	384,287
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		440,000	447,700
6.875%, 2/15/2021		2,085,000	2,217,919
7.125%, 4/15/2019		630,000	672,525
9.875%, 8/15/2019		125,000	135,000
Smithfield Foods, Inc.:
6.625%, 8/15/2022		460,000	486,450
7.75%, 7/1/2017		825,000	931,219
Sun Products Corp., 144A, 7.75%, 3/15/2021		450,000	459,000
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		460,000	489,900

			28,528,504
Energy 7.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		315,000	299,250
6.125%, 7/15/2022		335,000	350,912
Afren PLC, 144A, 10.25%, 4/8/2019		1,500,000	1,728,750
Antero Resources Finance Corp.:
7.25%, 8/1/2019		310,000	327,050
9.375%, 12/1/2017		425,000	453,687
Arch Coal, Inc., 7.0%, 6/15/2019 (b)		125,000	102,188
Berry Petroleum Co.:
6.375%, 9/15/2022		260,000	265,200
6.75%, 11/1/2020		1,130,000	1,169,550
10.25%, 6/1/2014		235,000	246,750
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	216,613
8.625%, 10/15/2020		225,000	239,625
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	449,900
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		125,000	125,938
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		145,000	146,450
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	644,000
Continental Resources, Inc.:
4.5%, 4/15/2023		75,000	72,938
5.0%, 9/15/2022		180,000	180,900
7.125%, 4/1/2021		175,000	195,125
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		295,000	308,275
Crosstex Energy LP:
7.125%, 6/1/2022		110,000	113,575
8.875%, 2/15/2018		305,000	324,825
DCP Midstream Operating LP, 3.875%, 3/15/2023		1,250,000	1,169,707
Denbury Resources, Inc., 4.625%, 7/15/2023		625,000	571,875
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	457,950
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		2,565,000	2,372,625
El Paso LLC, 7.25%, 6/1/2018		280,000	318,329
Enterprise Products Operating LLC, 3.35%, 3/15/2023		980,000	945,258
EP Energy LLC:
6.875%, 5/1/2019		355,000	379,850
7.75%, 9/1/2022		190,000	209,000
9.375%, 5/1/2020		160,000	181,600
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		578,807	593,277
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	883,750
FMC Technologies, Inc., 3.45%, 10/1/2022		260,000	247,900
Frontier Oil Corp., 6.875%, 11/15/2018		280,000	298,200
Global Geophysical Services, Inc., 10.5%, 5/1/2017		510,000	469,200
Halcon Resources Corp.:
8.875%, 5/15/2021		1,975,000	1,994,750
9.75%, 7/15/2020		330,000	342,375
Holly Energy Partners LP:
6.5%, 3/1/2020		110,000	114,950
8.25%, 3/15/2018		305,000	324,825
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,289,823
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		320,000	322,400
Linn Energy LLC:
144A, 6.25%, 11/1/2019		710,000	667,400
6.5%, 5/15/2019		135,000	131,288
Lukoil International Finance BV:
144A, 6.125%, 11/9/2020		1,750,000	1,877,225
144A, 7.25%, 11/5/2019		2,000,000	2,288,000
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,020,000	1,020,000
144A, 6.5%, 3/15/2021		240,000	244,800
Memorial Production Partners LP, 7.625%, 5/1/2021		190,000	184,300
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		610,000	599,325
144A, 10.75%, 10/1/2020		240,000	249,600
Murray Energy Corp., 144A, 8.625%, 6/15/2021		60,000	60,900
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	647,325
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,070,000	1,134,200
6.875%, 1/15/2023		165,000	174,488
7.25%, 2/1/2019		260,000	277,550
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		1,850,000	1,859,250
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		530,000	531,325
7.5%, 11/1/2019 (b)		665,000	698,250
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		305,000	298,900
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		750,000	705,750
144A, 8.5%, 11/2/2017		1,500,000	1,380,000
Petroleos Mexicanos, 144A, 2.286%, 7/18/2018		750,000	768,750
Plains Exploration & Production Co., 6.75%, 2/1/2022		205,000	219,483
Range Resources Corp., 5.0%, 3/15/2023		130,000	130,000
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		115,000	108,100
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		2,750,000	2,855,850
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		1,000,000	1,096,200
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		885,000	872,831
144A, 5.625%, 4/15/2023		200,000	195,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	110,000
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		635,000	628,650
SESI LLC:
6.375%, 5/1/2019		245,000	258,475
7.125%, 12/15/2021		700,000	763,000
Swift Energy Co., 7.875%, 3/1/2022		230,000	227,700
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	487,500
Tesoro Corp.:
4.25%, 10/1/2017		220,000	225,500
5.375%, 10/1/2022		160,000	158,400
Transocean, Inc., 3.8%, 10/15/2022		480,000	458,275
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		2,500,000	2,631,250
Venoco, Inc., 8.875%, 2/15/2019		615,000	612,694
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	213,000
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	264,375

			49,764,054
Financials 9.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	518,175
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	407,032
6.25%, 12/1/2017		570,000	617,547
8.0%, 3/15/2020 (b)		650,000	765,375
8.3%, 2/12/2015		810,000	873,788
American International Group, Inc., 3.8%, 3/22/2017		530,000	562,067
American Tower Corp., (REIT), 3.5%, 1/31/2023		420,000	382,282
Atlantic Finance Ltd., 144A, (REIT), 10.75%, 5/27/2014		2,000,000	2,126,158
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		1,400,000	1,281,000
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		2,000,000	2,055,000
144A, 8.0%, 3/18/2016	BRL	2,000,000	814,211
Bank of America Corp., 3.3%, 1/11/2023		1,175,000	1,106,161
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,502,450
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021 (b)		3,500,000	3,683,750
BNP Paribas SA, 3.25%, 3/3/2023		790,000	731,696
BPCE SA, 1.7%, 4/25/2016		615,000	610,428
CIT Group, Inc.:
5.0%, 5/15/2017		445,000	469,475
5.25%, 3/15/2018		565,000	600,313
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		540,000	518,735
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		1,750,000	1,835,662
Series 3, 6.5%, 6/3/2020		1,500,000	1,571,550
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	382,500
E*TRADE Financial Corp.:
6.375%, 11/15/2019		665,000	706,563
6.75%, 6/1/2016		865,000	914,738
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		580,000	588,415
4.25%, 9/20/2022		410,000	409,267
5.875%, 8/2/2021		325,000	360,392
6.625%, 8/15/2017		350,000	399,061
8.125%, 1/15/2020		100,000	122,950
General Electric Capital Corp.:
3.1%, 1/9/2023		1,800,000	1,692,265
5.3%, 2/11/2021		460,000	504,012
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018 (b)		120,000	117,300
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		3,000,000	2,687,232
Hartford Financial Services Group, Inc.:
4.3%, 4/15/2043		535,000	484,644
6.0%, 1/15/2019		466,000	533,937
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	942,143
Hellas Telecommunications Finance, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	218,377	0
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		850,000	788,831
ING Bank NV, 144A, 2.0%, 9/25/2015		1,135,000	1,147,825
ING U.S., Inc., 144A, 5.7%, 7/15/2043		600,000	599,588
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,487,931
4.625%, 4/15/2021		455,000	436,231
5.75%, 5/15/2016		115,000	121,181
6.25%, 5/15/2019		355,000	374,525
8.625%, 9/15/2015		225,000	249,188
8.625%, 1/15/2022 (b)		310,000	368,125
8.75%, 3/15/2017		705,000	808,988
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,740,320
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		900,000	850,500
Jefferies Group LLC, 5.125%, 1/20/2023		600,000	607,240
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,052,356
Loews Corp., 2.625%, 5/15/2023		630,000	580,057
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		945,000	979,670
Morgan Stanley:
3.75%, 2/25/2023		1,250,000	1,201,949
4.1%, 5/22/2023		1,435,000	1,347,145
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		190,000	199,975
(REIT), 6.875%, 5/1/2021		310,000	330,925
National Money Mart Co., 10.375%, 12/15/2016		655,000	695,938
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	172,013
144A, 5.875%, 3/15/2022		355,000	367,425
Nordea Bank AB, 144A, 4.25%, 9/21/2022		495,000	489,692
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	2,332,000	2,160,057
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	589,004
RCI Banque SA, 144A, 3.5%, 4/3/2018		2,000,000	1,994,440
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		1,800,000	1,726,191
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		155,000	157,456
SLM Corp., 5.5%, 1/25/2023		1,325,000	1,239,353
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		1,450,000	1,388,346
5.75%, 1/24/2022		950,000	1,057,364
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (b)		500,000	470,000
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		1,500,000	1,380,000
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		1,330,000	1,262,098

			65,300,201
Health Care 2.8%
Agilent Technologies, Inc., 3.2%, 10/1/2022		260,000	244,304
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		525,000	564,375
Biomet, Inc.:
6.5%, 8/1/2020		380,000	399,000
6.5%, 10/1/2020		110,000	112,888
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,510,000	1,540,200
7.125%, 7/15/2020		1,735,000	1,776,206
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	243,512
144A, 5.875%, 1/31/2022		205,000	216,275
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	137,813
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	233,100
HCA, Inc.:
5.875%, 3/15/2022		275,000	290,812
6.5%, 2/15/2020		1,360,000	1,497,700
7.5%, 2/15/2022		1,030,000	1,161,325
7.875%, 2/15/2020		2,020,000	2,192,962
8.5%, 4/15/2019		200,000	216,500
Hologic, Inc., 6.25%, 8/1/2020		210,000	222,338
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,337,087
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	338,153
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		1,110,000	1,074,447
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	337,440
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		410,000	426,400
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		495,000	455,400
144A, 4.5%, 4/1/2021 (b)		60,000	55,950
6.25%, 11/1/2018		1,965,000	2,102,550
VPII Escrow Corp., 144A, 6.75%, 8/15/2018		615,000	648,825
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	454,944
Zoetis, Inc., 144A, 3.25%, 2/1/2023		525,000	498,418

			18,778,924
Industrials 5.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		195,000	182,325
Accuride Corp., 9.5%, 8/1/2018		345,000	357,506
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		1,750,000	1,789,375
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	527,850
Air Lease Corp.:
4.75%, 3/1/2020 (b)		375,000	371,250
6.125%, 4/1/2017 (b)		470,000	493,500
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK) (b)		215,000	221,988
Andrade Gutierrez International SA, 144A, 4.0%, 4/30/2018		1,750,000	1,658,125
Armored Autogroup, Inc., 9.25%, 11/1/2018		620,000	570,400
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		456,000	472,530
BE Aerospace, Inc., 6.875%, 10/1/2020		205,000	222,938
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	363,175
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	540,350
144A, 6.125%, 1/15/2023		365,000	373,212
144A, 7.75%, 3/15/2020		260,000	297,050
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	225,844
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	591,700
Clean Harbors, Inc., 5.125%, 6/1/2021		300,000	306,000
CNH Capital LLC:
3.625%, 4/15/2018		515,000	505,987
3.875%, 11/1/2015		2,000,000	2,055,000
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	179,550
Ducommun, Inc., 9.75%, 7/15/2018		375,000	416,250
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	499,550
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,800,000	1,696,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	249,100
FTI Consulting, Inc.:
6.0%, 11/15/2022		240,000	245,700
6.75%, 10/1/2020		825,000	877,594
Garda World Security Corp., 144A, 9.75%, 3/15/2017		380,000	406,675
GenCorp, Inc., 144A, 7.125%, 3/15/2021		940,000	991,700
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		2,900,000	3,168,250
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		1,600,000	1,616,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		610,000	664,900
7.125%, 3/15/2021 (b)		370,000	407,000
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		170,000	167,996
Interline Brands, Inc., 7.5%, 11/15/2018		300,000	315,000
Iron Mountain, Inc., 5.75%, 8/15/2024		245,000	231,525
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		560,000	582,400
Masco Corp., 7.125%, 3/15/2020		855,000	968,287
Meritor, Inc.:
6.75%, 6/15/2021 (b)		250,000	248,750
10.625%, 3/15/2018		340,000	370,600
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		435,000	413,794
8.875%, 11/1/2017		250,000	262,187
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		310,000	334,025
144A, 9.25%, 4/15/2019		75,000	80,813
Nortek, Inc., 8.5%, 4/15/2021		460,000	497,950
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		2,000,000	1,950,000
Owens Corning, Inc.:
4.2%, 12/15/2022		250,000	244,435
9.0%, 6/15/2019		141,000	172,452
Ply Gem Industries, Inc., 9.375%, 4/15/2017		111,000	118,493
Rexel SA, 144A, 5.25%, 6/15/2020		345,000	343,275
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	274,125
7.5%, 10/1/2017 (b)		175,000	183,094
Titan International, Inc.:
7.875%, 10/1/2017		520,000	552,500
144A, 7.875%, 10/1/2017		165,000	175,313
Total System Services, Inc., 3.75%, 6/1/2023		730,000	677,893
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (b)		450,000	477,000
7.75%, 12/15/2018		400,000	426,500
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		800,000	693,840
U.S. Airways Group, Inc., 6.125%, 6/1/2018		310,000	296,825
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	401,250
6.125%, 6/15/2023		35,000	36,356
7.375%, 5/15/2020		824,000	908,460
7.625%, 4/15/2022		655,000	730,325
Watco Companies LLC, 144A, 6.375%, 4/1/2023		195,000	194,513

			36,874,850
Information Technology 1.4%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	313,500
CDW LLC, 8.5%, 4/1/2019		1,455,000	1,596,862
CyrusOne LP, 6.375%, 11/15/2022		120,000	126,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	383,250
EarthLink, Inc., 144A, 7.375%, 6/1/2020		305,000	301,188
Equinix, Inc.:
4.875%, 4/1/2020		335,000	331,650
5.375%, 4/1/2023		915,000	908,137
7.0%, 7/15/2021		325,000	355,875
First Data Corp.:
144A, 6.75%, 11/1/2020		765,000	798,469
144A, 7.375%, 6/15/2019		960,000	1,008,000
144A, 8.875%, 8/15/2020		485,000	531,075
144A, 10.625%, 6/15/2021		375,000	380,625
Fiserv, Inc., 3.5%, 10/1/2022		620,000	587,573
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		770,000	834,488
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	265,625
7.625%, 6/15/2021		270,000	292,275
IAC/InterActiveCorp., 4.75%, 12/15/2022		225,000	212,625
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	165,663

			9,392,880
Materials 5.1%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	938,224
APERAM:
144A, 7.375%, 4/1/2016		225,000	216,562
144A, 7.75%, 4/1/2018		270,000	255,150
ArcelorMittal, 6.75%, 2/25/2022		800,000	828,000
Ashland, Inc., 144A, 3.875%, 4/15/2018		190,000	191,425
Axiall Corp., 144A, 4.875%, 5/15/2023		80,000	76,000
Ball Corp., 7.375%, 9/1/2019		135,000	146,138
Barrick Gold Corp., 144A, 2.5%, 5/1/2018		340,000	315,506
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		195,000	200,850
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		360,000	367,200
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		475,000	501,125
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		1,900,000	1,752,750
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	414,837
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	252,037
Crown Americas LLC, 6.25%, 2/1/2021		55,000	58,438
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		160,000	153,600
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,205,000	1,158,306
144A, 9.875%, 6/15/2015		225,000	178,313
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	256,025
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	525,000
144A, 6.875%, 4/1/2022 (b)		70,000	69,300
144A, 7.0%, 11/1/2015 (b)		380,000	388,550
144A, 8.25%, 11/1/2019 (b)		290,000	305,950
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		655,000	655,000
144A, 8.75%, 6/1/2020		415,000	435,750
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	722,856
Greif, Inc., 7.75%, 8/1/2019		995,000	1,134,300
GTL Trade Finance, Inc., 144A, 7.25%, 10/20/2017		1,800,000	1,993,500
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		130,000	132,925
8.875%, 2/1/2018		545,000	566,800
Huntsman International LLC:
4.875%, 11/15/2020		265,000	262,350
8.625%, 3/15/2020		360,000	403,200
8.625%, 3/15/2021 (b)		175,000	197,313
IAMGOLD Corp., 144A, 6.75%, 10/1/2020 (b)		320,000	272,000
International Paper Co., 7.95%, 6/15/2018		855,000	1,065,176
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	313,600
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	691,875
LyondellBasell Industries NV, 6.0%, 11/15/2021		110,000	125,922
Metalloinvest Finance Ltd.:
144A, 5.625%, 4/17/2020		1,000,000	935,000
144A, 6.5%, 7/21/2016		1,200,000	1,257,000
Metinvest BV, 144A, 10.25%, 5/20/2015		1,300,000	1,339,260
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,002,075
8.75%, 12/15/2020		1,620,000	1,786,050
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	197,590
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	122,040
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	566,100
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	412,000
Polymer Group, Inc., 7.75%, 2/1/2019		350,000	373,625
PolyOne Corp., 144A, 5.25%, 3/15/2023		1,450,000	1,421,000
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (b)		2,000,000	1,940,000
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	294,975
144A, 8.25%, 1/15/2021		200,000	202,500
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		65,000	63,213
144A, 8.125%, 9/15/2019		175,000	195,125
144A, 8.375%, 9/15/2021		175,000	198,625
Tronox Finance LLC, 144A, 6.375%, 8/15/2020 (b)		265,000	253,737
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		2,000,000	1,773,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	853,300

			33,708,068
Telecommunication Services 7.3%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	15,000,000	1,123,527
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	461,698
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		125,000	127,813
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	602,313
8.375%, 10/15/2020		1,690,000	1,782,950
8.75%, 3/15/2018 (b)		780,000	811,200
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022 (b)		1,350,000	1,269,000
CPI International, Inc., 8.0%, 2/15/2018		270,000	277,425
Cricket Communications, Inc., 7.75%, 10/15/2020		1,405,000	1,598,187
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		800,000	780,698
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		795,000	854,625
144A, 10.5%, 4/15/2018		580,000	629,300
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	204,000
144A, 8.25%, 9/1/2017		2,625,000	2,736,562
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,097	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,670,000	1,653,300
7.625%, 4/15/2024 (b)		140,000	141,400
8.25%, 4/15/2017		331,000	374,030
8.5%, 4/15/2020		640,000	710,400
8.75%, 4/15/2022		1,240,000	1,367,100
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		785,000	753,600
144A, 6.625%, 12/15/2022		305,000	311,863
7.25%, 10/15/2020		1,720,000	1,861,900
7.5%, 4/1/2021		1,355,000	1,475,256
8.5%, 11/1/2019		620,000	684,325
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		835,000	878,837
144A, 8.125%, 6/1/2023 (b)		125,000	134,375
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		100,000	107,750
Level 3 Financing, Inc.:
7.0%, 6/1/2020		890,000	923,375
8.125%, 7/1/2019		1,270,000	1,377,950
8.625%, 7/15/2020		320,000	352,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,020,000	1,071,000
144A, 6.625%, 4/1/2023		300,000	306,000
7.875%, 9/1/2018 (b)		445,000	482,825
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,800,000	1,746,000
NII Capital Corp., 7.625%, 4/1/2021		320,000	256,800
Pacnet Ltd., 144A, 9.25%, 11/9/2015		480,000	484,800
SBA Communications Corp., 5.625%, 10/1/2019		745,000	750,587
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	81,188
Sprint Communications, Inc.:
6.0%, 12/1/2016		2,080,000	2,210,000
6.0%, 11/15/2022 (b)		450,000	433,125
8.375%, 8/15/2017 (b)		350,000	395,500
9.125%, 3/1/2017		320,000	368,800
Telefonica Emisiones SAU, 4.57%, 4/27/2023		1,550,000	1,498,664
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		2,000,000	1,880,000
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	428,000
tw telecom holdings, Inc., 5.375%, 10/1/2022		300,000	301,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	781,100
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,985,000	2,138,837
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	318,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		235,000	239,700
144A, 7.25%, 2/15/2018		210,000	216,300
Windstream Corp.:
6.375%, 8/1/2023 (b)		280,000	266,000
7.0%, 3/15/2019		255,000	258,825
7.5%, 6/1/2022		1,820,000	1,874,600
7.5%, 4/1/2023		435,000	444,788
7.75%, 10/15/2020 (b)		355,000	378,075
7.75%, 10/1/2021 (b)		390,000	415,350
7.875%, 11/1/2017		1,255,000	1,402,462
8.125%, 9/1/2018		435,000	463,275

			48,258,860
Utilities 2.6%
AES Corp.:
4.875%, 5/15/2023		120,000	114,000
8.0%, 10/15/2017		10,000	11,600
8.0%, 6/1/2020		930,000	1,076,475
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,430,000	1,337,835
Calpine Corp.:
144A, 7.5%, 2/15/2021		541,000	578,870
144A, 7.875%, 7/31/2020		516,000	559,860
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,050,000	1,004,063
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		590,000	330,400
Energy Future Intermediate Holding Co., LLC, 11.0%, 10/1/2021		616,000	668,360
GDF Suez, 144A, 2.875%, 10/10/2022		780,000	727,342
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021 (b)		1,400,000	1,487,500
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	889,200
144A, 7.25%, 4/1/2016		205,000	226,013
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,135,000
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032 (b)		3,085,000	2,946,175
NRG Energy, Inc., 7.625%, 1/15/2018		215,000	239,725
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		770,000	805,772
PPL Energy Supply LLC, 4.6%, 12/15/2021		2,000,000	2,042,614
The Toledo Edison Co., 7.25%, 5/1/2020		919,000	1,130,841

			17,311,645

Total Corporate Bonds (Cost $355,611,040)			354,885,997
Mortgage-Backed Securities Pass-Throughs 8.1%
Government National Mortgage Association:
3.5%, 11/1/2041 (c)		25,000,000	25,455,077
4.0%, with various maturities from 7/1/2040 until 3/1/2041 (c)		27,000,000	28,212,890

Total Mortgage-Backed Securities Pass-Throughs (Cost $53,841,563)			53,667,967
Asset-Backed 0.6%
Home Equity Loans 0.3%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		286,177	285,269
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,252,941
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.331% **, 1/15/2037		580,615	496,218

			2,034,428
Miscellaneous 0.3%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.918% **, 1/17/2024		2,000,000	2,007,060

Total Asset-Backed (Cost $3,744,923)			4,041,488
Commercial Mortgage-Backed Securities 3.1%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.491% **, 11/15/2015		6,143,252	6,172,948
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,868,726
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.192% **, 3/15/2018		780,000	783,822
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,358,400
"A4", Series 2006-LDP7, 5.863% **, 4/15/2045		860,000	949,301
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,836,163
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.29% **, 12/15/2044		860,000	925,019
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		6,000,000	5,788,062

Total Commercial Mortgage-Backed Securities (Cost $20,396,462)			20,682,441
Collateralized Mortgage Obligations 3.5%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.925% **, 2/25/2034		549,486	537,766
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.317% **, 12/25/2035		1,556,875	1,516,999
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		374,131	300,824
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		1,003,837	1,018,613
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		4,284,962	316,471
"ZB", Series 4183, 3.0%, 3/15/2043		1,515,056	1,282,423
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		543,705	26,130
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,791,857	595,783
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		474,656	49,251
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		850,352	91,940
"A", Series 172, Interest Only, 6.5%, 1/1/2024		793,350	120,862
"JS", Series 3572, Interest Only, 6.609% ***, 9/15/2039		1,736,402	268,923
Federal National Mortgage Association:
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,616,599	1,636,392
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		752,388	60,659
"SK", Series 2011-78, Interest Only, 5.81% ***, 8/25/2041		12,875,164	1,611,789
"HS", Series 2009-87, Interest Only, 5.96% ***, 11/25/2039		5,074,238	663,574
"PI", Series 2006-20, Interest Only, 6.49% ***, 11/25/2030		2,522,265	456,215
"SI", Series 2007-23, Interest Only, 6.58% ***, 3/25/2037		984,346	150,348
"JS", Series 2004-59, Interest Only, 6.907% ***, 4/25/2023		792	0
Government National Mortgage Association:
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,369,469
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,086,385
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		1,213,318	40,300
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		3,091	0
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,759,317	453,162
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,281,410	547,644
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		2,275,907	430,761
"AI", Series 2007-38, Interest Only, 6.268% ***, 6/16/2037		703,962	99,153
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.725% **, 4/25/2036		2,000,875	1,711,130
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		114,460	114,171
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.664% **, 10/25/2035		1,304,138	1,245,475
"2A", Series 2003-A6, 3.129% **, 10/25/2033		973,337	958,680
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		260,074	259,039
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.623% **, 12/25/2034		782,991	770,064
"2A16", Series 2005-AR10, 2.636% **, 6/25/2035		1,264,920	1,233,186
"B1", Series 2004-1, 5.5%, 2/25/2034		952,827	950,815

Total Collateralized Mortgage Obligations (Cost $23,713,015)			22,974,396
Government & Agency Obligations 17.9%
Other Government Related (d) 3.6%
European Investment Bank:
144A, 4.6%, 1/30/2037	CAD	5,000,000	5,012,511
6.0%, 8/6/2020	AUD	3,500,000	3,385,260
KFW, 1.875%, 6/13/2018	CAD	5,790,000	5,517,947
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	11,460,000	9,923,582

			23,839,300
Sovereign Bonds 3.9%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	544,250
Government of Canada, 0.75%, 5/1/2014	CAD	8,000,000	7,768,669
Government of Japan, Series 144, 1.5%, 3/20/2033	JPY	642,000,000	6,345,394
Government of Ukraine, 144A, 7.75%, 9/23/2020		800,000	732,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	475	86
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,855,000	1,855,000
Republic of Turkey, 3.25%, 3/23/2023		1,000,000	865,000
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	19,800,000	626,480
Series 6207, 8.15%, 2/3/2027	RUB	59,400,000	1,874,176
Slovenia Government International Bond, 144A, 4.75%, 5/10/2018		2,000,000	1,937,540
United Mexican States:
Series M, 6.5%, 6/10/2021	MXN	25,000,000	2,036,273
Series M, 7.75%, 5/29/2031	MXN	8,000,000	680,355
Series M 20, 8.5%, 5/31/2029	MXN	8,000,000	733,835

			25,999,058
U.S. Treasury Obligations 10.4%
U.S. Treasury Bills:
0.015% ****, 9/26/2013 (e)		272,000	271,987
0.1% ****, 9/5/2013 (e)		2,357,000	2,356,955
U.S. Treasury Notes:
0.375%, 4/15/2015		23,000,000	23,044,022
0.75%, 6/15/2014		5,000,000	5,026,560
1.5%, 7/31/2016		25,050,000	25,699,747
1.625%, 11/15/2022		3,000,000	2,776,875
1.75%, 5/15/2022		7,000,000	6,623,204
1.75%, 5/15/2023		1,461,000	1,355,078
2.125%, 8/15/2021		1,245,000	1,232,453

			68,386,881

Total Government & Agency Obligations (Cost $122,932,504)			118,225,239
Loan Participations and Assignments 9.2%
Senior Loans ** 6.9%
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018		507,450	510,622
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		2,500,000	2,501,825
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		610,388	618,017
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		35,460	17,730
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		550,838	557,001
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		2,797,844	2,820,367
Charter Communications Operating LLC, Term Loan E, 3.0%, 7/1/2020		2,805,000	2,798,773
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		610,000	626,333
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,971,539	2,978,508
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		345,000	355,436
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,888	45,355
First Data Corp., Term Loan, 4.191%, 3/24/2017		975,000	976,370
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/2017		600,000	605,346
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,520,043
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,330,000	2,356,632
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		2,475,000	2,477,710
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		815,000	819,841
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,735,268	3,767,970
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,008,231	1,008,649
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		947,849	955,698
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		601,894	600,238
Term Loan B2, 4.25%, 8/7/2019		630,238	631,287
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		399,000	399,708
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		3,245,000	3,290,982
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		879,396	889,839
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		2,655,436	2,680,889
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		2,409,677	2,424,737
Valeant Pharmaceuticals International, Inc.:
Term Loan D1, 3.5%, 2/13/2019		1,655,000	1,673,271
Term Loan C1, 3.5%, 12/11/2019		1,045,000	1,057,080
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		52,906	53,099
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		864,556	867,712
Term Loan B1, 4.25%, 3/15/2018		376,362	377,736
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		681,285	683,772
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,228,825	1,236,505
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		355,000	355,444

			45,540,525
Sovereign Loans 2.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,318,250
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		2,500,000	2,313,000
Gazprom OAO, 144A, 9.25%, 4/23/2019		1,500,000	1,837,500
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		2,000,000	1,997,500
Sberbank of Russia, 144A, 5.125%, 10/29/2022		1,100,000	1,035,375
TMK OAO, 144A, 6.75%, 4/3/2020		1,400,000	1,359,750
Uralkali OJSC, 144A, 3.723%, 4/30/2018		1,000,000	923,750
Vimpel Communications, 144A, 7.748%, 2/2/2021		1,200,000	1,281,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		3,000,000	3,142,500

			15,208,625

Total Loan Participations and Assignments (Cost $61,001,177)			60,749,150
Municipal Bonds and Notes 0.8%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	938,696
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,782,943
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	862,926
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,513,005

Total Municipal Bonds and Notes (Cost $4,934,407)			5,097,570
Convertible Bonds 0.2%
Consumer Discretionary 0.1%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		350,000	710,937
Materials 0.1%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		468,054	724,922

Total Convertible Bonds (Cost $815,874)			1,435,859
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $356,160)		530,000	482,300

		Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (f) (Cost $14,000)		40	139,104

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		318	2,067
Trump Entertainment Resorts, Inc.*		23	0
Vertis Holdings, Inc.*		226	0

			2,067
Industrials 0.0%
Congoleum Corp.*		9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	6,308
GEO Specialty Chemicals, Inc. 144A*		966	574
Wolverine Tube, Inc.*		2,973	95,879

			102,761

Total Common Stocks (Cost $210,933)			104,828
Preferred Stock 0.1%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $438,219)		465	460,641
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		574	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		43,175	25,348
Hercules Trust II, Expiration Date 3/31/2029*		315	5,152

			30,500

Total Warrants (Cost $70,220)			30,500
Exchange-Traded Fund 1.1%
SPDR Barclays Capital Convertible Securities (Cost $7,324,818)		168,446	7,502,585
Open-End Investment Company 1.6%
DWS Floating Rate Fund "Institutional" (g) (Cost $9,369,097)		1,128,472	10,686,630

		Contracts	Value ($)
Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5		460	7,188

		Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.4%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/20161		9,300,000	650,245
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/20162		8,900,000	594,787
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20163		8,900,000	559,541
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174		9,400,000	549,988
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175		9,100,000	491,666

			2,846,227

Total Call Options Purchased (Cost $2,302,844)			2,853,415
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174		9,400,000	81,536
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175		9,100,000	93,781

Total Put Options Purchased (Cost $628,823)			175,317

		Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.10% (g) (h) (i) (Cost $25,671,179)		25,671,179	25,671,179
Cash Equivalents 6.1%
Central Cash Management Fund, 0.05% (g) (h)		35,060,454	35,060,454
DWS Variable NAV Money Fund, 0.21% (g) (h)		500,220	5,002,690

Total Cash Equivalents (Cost $40,063,144)			40,063,144

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $733,440,402) †		110.3	729,929,750
Other Assets and Liabilities, Net		(10.3)	(68,424,377)

Net Assets		100.0	661,505,373

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	35,460	USD	34,662	17,730
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,097	EUR	404,439	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	0
Hellas Telecommunications Finance*	8.21%	7/15/2015	218,377	EUR	62,954	0
					774,530	17,730

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

***	These securities are shown at their current rate as of July 31, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $734,563,405.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $4,633,655.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,652,420 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,286,075.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $24,479,987 which is 3.7% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	14,000	139,104	0.02

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h) The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances.  The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans.  At July 31, 2013, the Fund had an unfunded loan commitment of $410,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Tallgrass Operations LLC, Term Delay Draw, 1.0%, 11/13/2017	410,000	412,050	2,050

At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	9/19/2013	70	8,965,534	(350,930)
10 Year U.S. Treasury Note	USD	9/19/2013	74	9,356,375	(328,953)
Federal Republic of Germany Euro-Bund	EUR	9/6/2013	55	10,417,105	(142,051)
Ultra Long U.S. Treasury Bond	USD	9/19/2013	70	10,097,500	(4,754)
Total unrealized depreciation					(826,688)

At July 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/19/2013	212	26,804,750	(55,851)
5 Year U.S. Treasury Note	USD	9/30/2013	110	13,350,391	184,758
Total net unrealized appreciation					128,907

At July 31, 2013, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (j)

Put Options
10 Year U.S. Treasury Note Future	210	8/23/2013	130.0	179,484	(751,406)

(j)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2013 was $571,922.

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	4	2/1/2017	338,400	(485,552)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	5	2/1/2017	329,102	(438,892)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	9,300,000	1	5/9/2016	316,200	(466,946)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	8,900,000	2	4/25/2016	329,300	(424,316)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	8,900,000	3	4/20/2016	317,285	(397,795)
Total Call Options					1,630,287	(2,213,501)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	4	2/1/2017	338,400	(126,103)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	5	2/1/2017	329,102	(137,881)
Total Put Options					667,502	(263,984)

Total					2,297,789	(2,477,485)

(k)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2013 was $179,696.
At July 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	390,000	6	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	49,165	11,953	37,212
6/21/2010 9/20/2013	400,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	5,110	4,903	207
6/21/2010 9/20/2015	560,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	55,298	(9,983)	65,281
9/20/2012 12/20/2017	615,000	7	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	86,724	40,113	46,611
3/21/2011 6/20/2016	740,000	4	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	77,511	15,992	61,519
9/20/2012 12/20/2017	1,000,000	4	5.0%	Markit Dow Jones CDX North America High Yield Index	74,920	(1,088)	76,008
12/20/2012 12/20/2017	5,000,000	8	5.0%	Markit Dow Jones CDX North America High Yield Index	374,604	116,360	258,244
12/20/2012 12/20/2017	3,000,000	4	5.0%	Markit Dow Jones CDX North America High Yield Index	224,762	58,471	166,291
9/20/2012 12/20/2017	6,000,000	2	5.0%	Markit Dow Jones CDX North America High Yield Index	449,524	1,636	447,888
12/20/2012 12/20/2017	13,000,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	973,970	397,941	576,029
6/20/2013 6/20/2018	2,500,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	159,088	88,735	70,353

Total unrealized appreciation	1,805,643

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At July 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2023	12,000,000	3	Fixed - 1.858%	Floating - LIBOR	998,118	5,153	992,965
7/16/2013 7/16/2014	6,500,000	3	Floating — LIBOR	Fixed — 0.515%	12,938	(161)	13,099
9/17/2013 9/17/2017	8,000,000	8	Floating — LIBOR	Fixed — 0.94%	(96,949)	(413)	(96,536)
7/16/2013 7/16/2018	300,000	3	Floating —- LIBOR	Fixed — 1.148%	(5,686)	(55)	(5,631)
4/13/2012 4/13/2016	8,500,000	5	Floating — LIBOR	Fixed — 1.22%	155,790	—	155,790
7/16/2013 7/16/2033	1,700,000	3	Floating - LIBOR	Fixed - 2.322%	(294,008)	661	(294,669)
7/16/2013 7/16/2043	1,500,000	3	Floating - LIBOR	Fixed - 2.424%	(337,764)	2,065	(339,829)

Total net unrealized appreciation	425,189

Counterparties:
1	Bank of America
2	Citibank, Inc.
3	Nomura International PLC
4	JPMorgan Chase Securities, Inc.
5	BNP Paribas
6	Credit Suisse
7	UBS AG
8	Morgan Stanley
As of July 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	5,299,123	ZAR	52,500,000	8/1/2013	21,653	Citigroup, Inc.
USD	1,817,260	JPY	180,000,000	8/1/2013	21,173	UBS AG
JPY	180,000,000	USD	1,842,888	8/1/2013	4,455	Nomura International PLC
USD	6,848,363	JPY	680,000,000	8/2/2013	96,867	JPMorgan Chase Securities, Inc.
USD	6,713,577	GBP	4,500,000	8/12/2013	131,419	JPMorgan Chase Securities, Inc.
USD	6,742,851	JPY	670,000,000	8/12/2013	100,618	Barclays Bank PLC
USD	6,821,626	ZAR	68,700,000	8/15/2013	126,382	Citigroup, Inc.
AUD	7,300,000	USD	6,742,463	8/19/2013	189,928	Nomura International PLC
MXN	89,800,000	USD	7,072,242	8/19/2013	55,531	Barclays Bank PLC
MXN	44,900,000	USD	3,535,511	8/19/2013	27,156	UBS AG
USD	12,156,588	MXN	157,150,000	8/19/2013	122,655	JPMorgan Chase Securities, Inc.
ZAR	66,100,000	USD	6,706,983	8/26/2013	32,928	Barclays Bank PLC
KRW	7,485,000,000	USD	6,690,503	8/26/2013	38,874	UBS AG
AUD	15,451,850	USD	14,086,911	10/24/2013	278,627	UBS AG
Total unrealized appreciation					1,248,266

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

ZAR	52,500,000	USD	5,249,423	8/1/2013	(71,353)	Citigroup, Inc.
JPY	680,000,000	USD	6,787,132	8/2/2013	(158,098)	Nomura International PLC
JPY	670,000,000	USD	6,675,880	8/12/2013	(167,589)	Nomura International PLC
EUR	5,200,000	USD	6,708,998	8/12/2013	(209,112)	JPMorgan Chase Securities, Inc.
GBP	4,500,000	USD	6,799,001	8/12/2013	(45,996)	JPMorgan Chase Securities, Inc.
ZAR	68,700,000	USD	6,915,274	8/15/2013	(32,734)	Citigroup, Inc.
EUR	1,467,500	USD	1,926,263	8/15/2013	(26,129)	Citigroup, Inc.
EUR	9,174	USD	12,110	8/15/2013	(95)	JPMorgan Chase Securities, Inc.
NOK	40,242,142	EUR	5,100,000	8/19/2013	(38,702)	JPMorgan Chase Securities, Inc.
USD	6,981,622	ZAR	68,700,000	8/19/2013	(37,776)	Citigroup, Inc.
NOK	20,468,196	EUR	2,600,000	8/19/2013	(11,692)	UBS AG
EUR	7,700,000	NOK	59,938,979	8/19/2013	(80,406)	Barclays Bank PLC
MXN	22,450,000	USD	1,729,923	8/19/2013	(24,255)	JPMorgan Chase Securities, Inc.
ZAR	68,700,000	USD	6,906,397	8/19/2013	(37,450)	Citigroup, Inc.
USD	6,623,261	AUD	7,300,000	8/19/2013	(70,727)	Barclays Bank PLC
CAD	5,400,000	USD	5,250,462	8/26/2013	(3,469)	Citigroup, Inc.
JPY	660,000,000	USD	6,701,164	8/26/2013	(40,681)	Barclays Bank PLC
USD	6,752,822	ZAR	66,100,000	8/26/2013	(78,767)	Barclays Bank PLC
EUR	4,150,000	USD	5,475,290	10/24/2013	(47,388)	Citigroup, Inc.
CAD	19,461,783	USD	18,862,557	10/24/2013	(46,293)	Barclays Bank PLC
JPY	645,079,050	USD	6,469,546	10/24/2013	(122,037)	Nomura International PLC
Total unrealized depreciation					(1,350,749)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(n)
Corporate Bonds	$—	$354,885,997	$—	$354,885,997
Mortgage-Backed Securities Pass-Throughs	—	53,667,967	—	53,667,967
Asset-Backed	—	4,041,488	—	4,041,488
Commercial Mortgage-Backed Securities	—	20,682,441	—	20,682,441
Collateralized Mortgage Obligations	—	22,974,396	—	22,974,396
Government & Agency Obligations	—	118,225,244	—	118,225,244
Loan Participations and Assignments	—	60,749,150	—	60,749,150
Municipal Bonds and Notes	—	5,097,570	—	5,097,570
Convertible Bonds	—	710,937	724,922	1,435,859
Preferred Security	—	482,300	—	482,300
Other Investments	—	—	139,104	139,104
Common Stocks(n)	—	2,067	102,761	104,828
Preferred Stock	—	460,641	—	460,641
Warrants(n)	—	—	30,500	30,500
Exchange- Traded Fund	7,502,585	—	—	7,502,585
Open-End Investment Company	10,686,630	—	—	10,686,630
Short-Term Investments(n)	65,734,323	—	—	65,734,323
Unfunded Loan Commitment	—	2,050	—	2,050
Derivatives(o)
Purchased Options	7,188	3,021,544	—	3,028,732
Futures Contracts	184,758	—	—	184,758
Credit Default Swap Contracts	—	1,805,643	—	1,805,643
Interest Rate Swap Contracts	—	1,161,854	—	1,161,854
Forward Foreign Currency Exchange Contracts	—	1,248,266	—	1,248,266
Total	$84,115,484	$649,219,555	$997,287	$734,332,326

Liabilities
Derivatives(o)
Written Options	$(751,406)	$(2,477,485)	$—	$(3,228,891)
Futures Contracts	(882,539)	—	—	(882,539)
Interest Rate Swap Contracts	—	(736,665)	—	(736,665)
Forward Foreign Currency Exchange Contracts	—	(1,350,749)	—	(1,350,749)
Total	$(1,633,945)	$(4,564,899)	$—	$(6,198,844)

During the period ended July 31, 2013, the amount of transfers between Level 2 and Level 3 was $169.  Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended July 31, 2013, the amount of transfers between Level 3 and Level 2 was $490,250.  Investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$1,805,643	$—	$—
Foreign Exchange Contracts	$—	$—	$(102,483)	$—
Interest Rate Contracts	$(697,781)	$425,189	$—	$(654,553)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013